INCOME TAXES - Non-Current Deferred Tax Assets (Liabilities) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Assets
Investment in Nerdy LLC (a)	$ 54,527
Net operating loss and credit carryforwards	5,829
Other items	127
Total gross deferred income taxes	60,483
Valuation allowance	(60,483)
Total deferred taxes	0
Net
Investment in Nerdy LLC (a)	54,527
Net operating loss and credit carryforwards	5,829
Other items	127
Total gross deferred income taxes	60,483
Valuation allowance	(60,483)
Total deferred taxes	$ 0